Consolidated Statements of Shareholders’ Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 14,328	$ 81,163,244	$ 11,089,820	$ (12,302,209)	$ 79,965,183	$ 751,368	$ 80,716,551
Balance (in Shares) at Dec. 31, 2012	110,955,383
Exercise of share options by employees	$ 25	30,415			30,440		30,440
Exercise of share options by employees (in Shares)	190,250
Share-based compensation		2,960,746			2,960,746	74,376	3,035,122
Business combination		191,861			191,861	13,421,370	13,613,231
Foreign currency translation adjustment			1,195,795		1,195,795		1,195,795
Net income (loss)				(8,573,128)	(8,573,128)	399,238	(8,173,890)
Balance at Dec. 31, 2013	$ 14,353	84,346,266	12,285,615	(20,875,337)	75,770,897	14,646,352	90,417,249
Balance (in Shares) at Dec. 31, 2013	111,145,633
Transfer share premium to share capital (Note)	$ 55,718,184	(55,718,184)
Exercise of share options by employees	$ 654,055				654,055		654,055
Exercise of share options by employees (in Shares)	1,164,300
Restricted shares issued	$ 14				14		14
Restricted shares issued (in Shares)	108,000
Share-based compensation		4,540,257			4,540,257	158,696	4,698,953
Business restructure		(8,960,733)			(8,960,733)	613,915	(8,348,818)
Dividends paid to noncontrolling interest						(1,030,012)	(1,030,012)
Foreign currency translation adjustment			(221,277)		(221,277)		(221,277)
Net income (loss)				(7,167,849)	(7,167,849)	(3,462,879)	(10,630,728)
Balance at Dec. 31, 2014	$ 56,386,606	24,207,606	12,064,338	(28,043,186)	64,615,364	10,926,072	75,541,436
Balance (in Shares) at Dec. 31, 2014	112,417,933
Issuance of ordinary shares for the plan of share options and restricted shares	$ 520				520		520
Issuance of ordinary shares for the plan of share options and restricted shares (in Shares)	4,000,000
Exercise of share options by employees	$ 293,654				293,654		293,654
Exercise of share options by employees (in Shares)	435,000
Exercise of share options by nonemployees	$ 175,200				175,200		175,200
Exercise of share options by nonemployees (in Shares)	1,095,000
Restricted shares issued	$ 20				20		20
Restricted shares issued (in Shares)	150,085
Share-based compensation		5,331,748			5,331,748	724,285	6,056,033
Changes in noncontrolling ownership interest		(1,393,508)			(1,393,508)	1,714,464	320,956
Dividends paid to noncontrolling interest						(6,509,680)	(6,509,680)
Foreign currency translation adjustment			(3,467,043)		(3,467,043)		(3,467,043)
Paid-in capital from noncontrolling shareholders						641	641
Net income (loss)				22,482,416	22,482,416	4,335,272	26,817,688
Balance at Dec. 31, 2015	$ 56,856,000	$ 28,145,846	$ 8,597,295	$ (5,560,770)	$ 88,038,371	$ 11,191,054	$ 99,229,425
Balance (in Shares) at Dec. 31, 2015	118,098,018